Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Balances Due to and Due from Related Parties

At June 30, 2021 and December 31, 2020, the Company lent funds to the following related parties. These loans were unsecured, non-interest bearing and repayable on demand.

	June 30, 2021	December 31, 2020	Relationship
Huang Xiansheng	20,140	19,915	Minority shareholder of Shenzhen Yeller
Shenzhen Yeller Investment & Development Co., Ltd	-	44,581	Company owned by President of the Company
	20,140	64,496

At June 30, 2021 and December 31, 2020, the Company owed funds to the following related parties:

	June 30, 2021	December 31, 2020	Relationship

Shenzhen Yeller Investment & Development Co., Ltd	9,672	-	Company owned by President of the Company
Huang Yusheng	544,142	374,553	President of the Company
	553,814	374,553

At June 30, 2020 and December 31, 2019, the Company lent funds to the following related parties. These loans were unsecured, non-interest bearing and repayable on demand.

	December, 2020	December 31, 2019	Relationship
Huang Xiansheng.5in	19,915	25,837	Minority shareholder of Shenzhen Yeller
Shenzhen Yeller Investment & Development Co., Ltd	44,581	54,433	Company owned by President of the Company
	64,496	80,270

At June 30, 2020 and December 31, 2019, the Company owed funds to the following related parties:

	December, 2020	December 31, 2019	Relationship

Huang Zhicheng	-	57,423	Former shareholder of the Company
Huang Yusheng	374,553	137,791	President of the Company
	374,553	195,214

Schedule of Related Party Transactions
	June 30, 2021	December 31, 2020
	(Unaudited)	(Audited)
	$	$
Purchases of goods from Shenzhen Yeller Investment & Development Co., Ltd	4,458	9,975
Installation service charged by Shenzhen Yeller Investment & Development Co., Ltd	28,466	70,703
Rental fee charged to Shenzhen Yeller Investment & Development Co., Ltd	26,750	7,592
Sales of finished goods to Shenzhen Yeller Investment & Development Co., Ltd	-	7,237

These advances were unsecured, non-interest bearing and due on demand.

(b) Transactions

	December 31, 2020	December 31, 2019
	(Audited)	(Audited)
	$	$
Purchases of goods from Shenzhen Yeller Investment & Development Co., Ltd	9,975	232,238
Installation service charged by Shenzhen Yeller Investment & Development Co., Ltd	70,703	45,351
Rental fee charged to Shenzhen Yeller Investment & Development Co., Ltd	7,592	285,561
Sales of finished goods to Shenzhen Yeller Investment & Development Co., Ltd	7,237	-